Supplement dated October 20, 2003 to the
MultiOption Advisor variable annuity
prospectus, dated September 22, 2003.

The following information expands the
information found in "An Overview of
Contract
Features" in your Prospectus beginning on page 4.

Other Contract Options
You may also elect to purchase these other options as part of your contract. Once you elect a contract option you may not change it or terminate it. Contract options may not be available in every state and you should ask your representative for details. Each option has a charge associated with it which is described in more detail later in the corresponding prospectus section:

Estate Enhancement Benefit Option (EEB)
This contract option provides for an
additional amount to be included in the
death benefit proceeds when the death
benefit proceeds become payable under
your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

Guaranteed Income Provider Benefit Option
(GIPB)
This contract option provides for a
guaranteed minimum fixed income benefit
if you elect certain annuity options.   It
is designed to provide a
guaranteed level of annuity income
regardless of the actual investment
performance that you experience during
your accumulation period.

The following shall replace the section
called "Separate Account Annual Expenses":

Separate Account Annual Expenses (as a
percentage of average account value):

Before Annuity Payments Commence

Base Contract Only

Mortality &
Expense Risk
Fee
Administrative
Fee
Total Separate Account Annual
Expense
(Base Contract)
B Class
1.05%
0.15%
1.20%
C Class
1.40%
0.15%
1.55%
L Class
1.35%
0.15%
1.50%
Optional Death Benefits

Death Benefit
Charge
Total Separate Account
Annual Expense
(Death Benefit + Base
Contract)
Class
Highest Anniversary
Value
0.15%
1.35%
B Class


1.70%
C Class


1.65%
L Class




5% Death Benefit
Increase
0.25%
1.45%
B Class


1.80%
C Class


1.75%
L Class




Premier Death
Benefit
0.35%
1.55%
B Class


1.90%
C Class


1.85%
L Class
Other Contract Options





Charge for
Option



Total Separate
Account Annual
Expense (This option
only+Base Contract )





Class
Estate Enhancement Benefit
(EEB)
0.25%
1.45%
B Class


1.80%
C Class


1.75%
L Class




Guaranteed Income Provider
Benefit (GIPB)

0.50%

1.70%

B Class


2.05%
C Class


2.00%
L Class

After Annuity Payments Commence
(B, C and L Class)

	Mortality and Expense Risk Fees
	1.20%
	Administrative Fees	0.15%
	Death Benefit Charges	None

The next item shows the minimum and
maximum total operating expenses charged by the
Portfolios (before any waivers or
reimbursements) that you may pay
periodically
during the time that you own the contract.
More detail concerning each of the
Portfolios fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Company Operating
Expenses		Minimum	Maximum
(expenses that are deducted from portfolio
assets, including
management fees, distribution and/or
service (12b-1) fees,
and other expenses)
			0.43%		3.19%1

1   MFS Value Series had expense waivers
of 2.04% and as a result the actual
expenses for the Portfolio at the end of 12/31/2002 were 1.15%.

The following shall replace the section
called Contractowner Expense Example:

Contract Owner Expense Example

This Example is intended to help you
compare the cost of investing in the
contract
with the cost of investing in other
variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest
$10,000 in the contract for the time
periods
indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive Portfolio (Minimum
Fund Expenses) and the most expensive
Portfolio (Maximum Fund Expenses), as well as the least expensive contract design (Base
Contract only) and the most expensive
contract design (Base+PDB+EEB+GIPB) which includes the Premier Death Benefit
Option, Estate Enhancement Benefit Option and the Guaranteed Income Provider
Benefit Option.  Although your actual
costs may be higher or lower, based on
these
assumptions, your costs would be:


If you surrendered your
contract at the end of the
applicable time period
If you annuitize at the end of
the applicable time period or
you do not surrender your
contract

1
 year
3
years
5
years
10
years
1
year
3
 years
5
years
10
years
B Class








  Minimum Fund Expenses








  Base Contract Only
$873
$1,136
$1,423
$2,009
$173
$536
$923
$2,009
  Base+PDB+EEB+GIPB
$983
$1,468
$1,979
$3,129
$283
$868
$1,479
$3,129
  Maximum Fund Expenses








  Base Contract Only
$1,147
$1,949
$2,761
$4,583
$447
$1,349
$2,261
$4,583
  Base+PDB+EEB+GIPB
$1,255
$2,254
$3,242
$5,407
$555
$1,654
$2,742
$5,407
C Class








  Minimum Fund Expenses








  Base Contract Only
$201
$621
$1,068
$2,306
$201
$621
$1,068
$2,306
  Base+PDB+EEB+GIPB
$311
$951
$1,616
$3,392
$311
$951
$1,616
$3,392
  Maximum Fund Expenses








  Base Contract Only
$475
$1,428
$2,385
$4,802
$475
$1,428
$2,385
$4,802
  Base+PDB+EEB+GIPB
$582
$1,730
$2,859
$5,600
$582
$1,730
$2,859
$5,600
L Class








  Minimum Fund Expenses








  Base Contract Only
$896
$1,206
$1,042
$2,254
$196
$606
$1,042
$2,254
  Base+PDB+EEB+GIPB
$1,006
$1,536
$1,591
$3,346
$306
$936
$1,591
$3,346
  Maximum Fund Expenses








  Base Contract Only
$1,170
$2,014
$2,363
$4,763
$470
$1,414
$2,363
$4,763
  Base+PDB+EEB+GIPB
$1,277
$2,317
$2,838
$5,566
$577
$1,717
$2,838
$5,566

This modifies the language found in the
section entitled "Contract Charges and
Fees
? Mortality and Expense Risk Charge":

Your mortality and expense risk charge is increased if you elect one of the optional death benefits or one or more of the other contract options (EEB or GIPB).
We increase the mortality and expense risk charge of your B Class (1.05%), C Class
(1.40%) or L Class (1.35%) base contract by an annual rate equal to the following:

	0.15%	Highest Anniversary Value
Death Benefit Option
	0.25%	5% Death Benefit Increase
Option
	0.35%	Premier Death Benefit Option
	0.25%	Estate Enhancement Benefit
Option
	0.50%	Guaranteed Income Provider
Benefit Option

The additional charges apply only during the accumulation period. The charges do not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the CDSC. The 0.15%
Administrative charge will also continue to apply.

The following section entitled "Other
Contract Options" shall be added following the section entitled "Death Benefits":

Other Contract Options

Your contract also allows you to choose
from other optional contract features
described below.  Once you elect an
optional contract feature it may not be
cancelled or terminated.  There is a
specific charge associated with each
option.
These options may not be available in
every state, and we reserve the right to stop offering any option(s) at any time.



Estate Enhancement Benefit (EEB) Option:
This contract option provides an
additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay.
If any contractowner dies before
annuity payments begin, we will pay the
EEB to the beneficiary.  The oldest
contractowner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option. If the contractowner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

Generally this option may only be elected at issue. However if your contract was issued prior to availability of this option in your state, you may elect
EEB up February 28, 2004.

The Estate Enhancement Benefit is
calculated as follows:

If the age of the contractowner (or
annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

	(a)	the death benefit less
purchase payments not previously
withdrawn; or
	(b)	200% of purchase payments not
previously withdrawn, reduced
starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contractowner (or
annuitant as applicable) is equal to or
greater than 70 years old as of the
contract date, the EEB is equal to 25% of the lesser of:

	(a)	the death benefit less
purchase payments not previously
withdrawn; or
	(b)	200% of purchase payments not
previously withdrawn, reduced
starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is
determined at the time the contract is
issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased
contractowner is the sole beneficiary
of the contract and  elects to continue
the contract, the spouse may choose
to:

	Option A:	Continue the EEB option.
In this case the EEB amount is
not calculated until the death of the
surviving spouse
making this election and charges for the option will continue to apply; or

	Option B:	Stop the EEB option.  In
this case the EEB amount is
calculated and added to the contract.  The
EEB option is
then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option
B will apply and the EEB option
will terminate.  If there are any non-
spouse beneficiaries in addition to the
surviving spouse on a contract, only,
Option B will apply.

This option will terminate on the earliest of:
*the payment of the EEB available;
*termination or surrender of the contract;
or
*the date on which the contract has been fully annuitized.

Guaranteed Income Provider Benefit (GIPB)
Option:
You may also elect to purchase the
Guaranteed Income Provider Benefit (GIPB) option. This option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization. It does not however, guarantee a contract value or minimum return for any investment option or for the contract.

You may elect this option when your
contract is issued or within 30 days
following any contract anniversary date.
You must also be under age 76 on
the effective date of the rider issued for this option. If you elect the option after the contract is issued, the effective date of the rider for the option will be the contract anniversary date closest to when you purchased the option. All requests to elect this option must be in writing on a form provided by us. Once the option is elected you may not cancel it.

This option may be exercised by the
contractowner on or within 30 days
following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contractowner's
90th birthday.  After that date the
option and associated charge will
automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to partially annuitize your
contract and invoke this option you
may do so once, however, you must
annuitize at least one-half of your
contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire Contract Value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

*	Option 1 ? Life Annuity
*	Option 2 ? Life Annuity with a
Period Certain of 120 months (Option
2A), 180 months (Option 2B) or 240 months
(Option 2C)
*	Option 3 ? Joint and Last Survivor
Annuity

The GIPB option shall be equal to the
fixed annuity payment amount that can
be provided by the Guaranteed Income
Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supercede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. The dollar amount of the annuity payment will depend on the Annuity Option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is
the greater of:
*	the Guaranteed Income Provider
Highest Anniversary Value prior to the
date Annuity Payments are elected,
increased by any Purchase Payments
and reduced using the Reduction Procedure
for the Guaranteed Income
Provider Highest Anniversary Value defined
below for amounts withdrawn
or annuitized since the previous
Guaranteed Income Provider Highest
Anniversary Value was determined; or
*	the Guaranteed Income Provider 5%
Increase Value.

The Guaranteed Income Provider Highest
Anniversary Value is equal to the
greater of:
*	the Contract Value; or
*	the previous Guaranteed Income
Provider Highest Anniversary Value
increased by any Purchase Payments and
reduced using the Reduction
Procedure for the Guaranteed Income
Provider Highest Anniversary Value
defined below for amounts withdrawn or
annuitized since the previous
Guaranteed Income Provider Highest
Anniversary Value was determined.
The Guaranteed Income Provider Highest
Anniversary Value will be determined
on every Contract Anniversary starting
with the Contract Anniversary on which
this option was effective, up to and
including the Contract Anniversary
following your 85th birthday.

Reduction Procedure for the Guaranteed
Income Provider Highest Anniversary
Value:
A withdrawal or annuitization will reduce
the Guaranteed Income
Provider Highest Anniversary Value as
follows:
(i)	On a dollar-for-dollar basis if the
cumulative withdrawal
and annuitization amount, including the
current withdrawal or
annuitization, occurring during the
current Contract year is less
than or equal to 5% of the Guaranteed
Income Provider Highest
Anniversary Value as of the most recent
Contract Anniversary.
(ii)	On a pro-rata basis if the
cumulative withdrawal and
annuitization amount, including the
current withdrawal or
annuitization, occurring during the
current Contract year is
greater than 5% of the Guaranteed Income
Provider Highest
Anniversary Value as of the most recent
Contract Anniversary.
The pro-rata adjustment will reduce the
Guaranteed Income
Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the Contract
Value just prior to the withdrawal or
annuitization.

The Guaranteed Income Provider 5% Increase
Value is equal to the sum of:
*	the portion of the Contract Value in
the General Account and all of the
guarantee periods of the Guaranteed Term
Account; and
*	the Variable Annuity Account portion
of the Guaranteed Income Provider
5% Increase Value as calculated by
Purchase Payments and transfers into
the Variable Annuity Account reduced for withdrawals, annuitizations and transfers out of the Variable Annuity
Account using the Reduction
Procedure for the Guaranteed Income
Provider 5% Increase Value defined
below, accumulated to the earlier of the date Annuity Payments are elected or the Contract Anniversary following your 85th birthday at an interest rate of 5%, compounded annually.
Please note, that after the Contract
Anniversary following your 85th birthday, the Guaranteed Income Provider 5% Increase
Value shall not exceed the
Guaranteed Income Provider 5% Increase
Value as of the Contract Anniversary
following your 85th birthday, subject to the limit set forth below, reduced for subsequent amounts withdrawn, annuitized or transferred out of the Variable Annuity Account using the
Reduction Procedure for the Guaranteed
Income Provider 5% Increase Value.

Reduction Procedure for the Guaranteed
Income Provider 5% Increase Value:
A withdrawal, annuitization, or transfer out of the General Account or the Guaranteed Term Account will reduce the Guaranteed Income Provider
5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer
out of the Variable Annuity
Account will reduce the Variable Annuity
Account portion of the
Guaranteed Income Provider 5% Increase
Value as follows:
(i)	On a dollar-for-dollar basis if the
cumulative withdrawal,
annuitization, and transfer out amount
from the Variable Annuity
Account, including the current withdrawal,
annuitization, or
transfer from the Variable Annuity
Account, occurring during the
current Contract year is less than or
equal to 5% of the Variable
Annuity Account portion of the Guaranteed
Income Provider 5%
Increase Value as of the most recent
Contract Anniversary.
(ii)	On a pro-rata basis if the
cumulative withdrawal,
annuitization, and transfer out amount;
including the current
withdrawal, annuitization, or transfer
from the Variable Annuity
Account; occurring during the current
Contract year is greater
than 5% of the Variable Annuity Account
portion of the Guaranteed
Income Provider 5% Increase Value as of
the most recent Contract
Anniversary. The pro-rata adjustment will reduce the Variable
Annuity Account portion of the Guaranteed
Income Provider 5%
Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the Variable Annuity
Account bears to the Contract Value in the Variable Annuity
Account just prior to the withdrawal,
annuitization, or transfer.

At no time shall either the Guaranteed
Income Provider Highest Anniversary
Value or the Guaranteed Income Provider 5%
Increase Value exceed 200% of the
sum of the Contract Value as of the
effective date of the option, plus any
subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro-rata for subsequent withdrawals and annuitizations.

Where Joint Owners exist, there will be no further Guaranteed Income Provider
Highest Anniversary Values determined or accumulation of the Variable Annuity
Account portion of the Guaranteed Income
Provider 5% Increase Value after the
Contract Anniversary following the 85th
birthday of the oldest Joint Owner.
After the death of the first Joint Owner, determination of new Guaranteed
Income Provider Highest Anniversary Values and accumulation of the Variable
Annuity Account portion of the Guaranteed
Income Provider 5% Increase Value
may resume if the surviving Joint Owner
continues the contract.

If a surviving spouse elects to assume his or her deceased spouse?s contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:
*the contract is fully annuitized;
*the contract is terminated or
surrendered; or
*the Contract Anniversary following the
oldest Contractowner or
Annuitant's 90th birthday.